Reporting Segments (Details) - Schedule of reporting segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Net interest income	$ 1,811,351		$ 1,593,848		$ 1,416,964
Other operating income	(284)		79		(189)
Other operating expenses and impairment	(107,819)		(77,806)		(49,303)
Income from investments in associates and other companies	(663)		1,388		1,146
Income tax expense	221,664		142,533		175,074
Result of continuing operations					619,614
Result of discontinued operations					1,699
Result of discontinued operations					1,699
Net income for the year	852,428		552,730		621,313
Retail Banking [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortized cost	25,784,719	[1]	24,279,248	[1]	363,934
Demand deposits and time deposits	14,779,739		12,018,691		22,926,377	[1]
Net interest income	1,044,730		1,049,543		9,450,763
Net fee and commission income	262,265		213,431		960,361
Financial transactions, net	33,455	[2]	28,577	[2]	230,627
Expected credit losses	(226,590)		(317,050)		28,426	[2]
Support expenses	(616,287)	[3]	(596,464)	[3]	(279,969)
Segment’s net contribution	497,573		378,038		(575,511)	[3]
Middle-market [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortized cost	8,511,500	[1]	8,136,402	[1]	215,034
Demand deposits and time deposits	6,232,188		5,588,657		8,093,496	[1]
Net interest income	334,768		346,225		4,707,686
Net fee and commission income	43,903		38,335		298,587
Financial transactions, net	11,133	[2]	21,859	[2]	38,712
Expected credit losses	(48,578)		(109,999)		13,535	[2]
Support expenses	(94,721)	[3]	(91,132)	[3]	(38,746)
Segment’s net contribution	246,505		205,287		(97,054)	[3]
CIB [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortized cost	2,154,325	[1]	1,635,217	[1]	156,898
Demand deposits and time deposits	6,010,150		5,051,538		1,603,633	[1]
Net interest income	97,817		114,229		6,298,087
Net fee and commission income	33,256		23,180		98,154
Financial transactions, net	111,504	[2]	82,303	[2]	29,103
Expected credit losses	(15,115)		(51,097)		94,761	[2]
Support expenses	(77,051)	[3]	(72,715)	[3]	223
Segment’s net contribution	150,411		95,900		(65,343)	[3]
Other [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortized cost	78,518	[1]	289,026	[1]	96,704
Demand deposits and time deposits	1,009,916		2,483,798		48,009	[1]
Net interest income	334,036		83,851		3,033,713
Net fee and commission income	(6,673)		(7,668)		59,862
Financial transactions, net	(37,065)	[2]	17,058	[2]	(11,356)
Expected credit losses	(800)		(118)		64,970	[2]
Support expenses	(11,805)	[3]	(8,235)	[3]	(4,819)
Segment’s net contribution	277,693		84,888		(11,953)	[3]
Reportable Segments [Member]
Reporting Segments (Details) - Schedule of reporting segment [Line Items]
Loans and accounts receivable at amortized cost	36,529,062	[1]	34,339,893	[1]	832,570
Demand deposits and time deposits	28,031,993		25,142,684		32,671,515	[1]
Net interest income	1,811,351		1,593,848		23,490,249
Net fee and commission income	332,751		267,278		1,416,964
Financial transactions, net	119,028	[2]	149,797	[2]	287,086
Expected credit losses	(291,083)		(478,264)		201,692	[2]
Support expenses	(799,864)	[3]	(768,546)	[3]	(323,311)
Segment’s net contribution	1,172,183		764,113		(749,861)	[3]
Other operating income			8,206		13,001
Other operating income	11,646
Other operating expenses and impairment			(78,444)		(52,029)
Other operating expenses and impairment	(105,886)
Income from investments in associates and other companies			1,388		1,146
Income from investments in associates and other companies	(663)
Income tax expense	(221,854)		(142,533)		$ (175,074)
Result of continuing operations			552,730
Result of continuing operations	855,426
Result of discontinued operations
Net income for the year	$ 855,426		$ 552,730

[1]	Corresponds to loans and accounts receivable at amortized cost under IFRS 9, without deducting their allowances for loan losses.
[2]	Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.
[3]	Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.